Note 16 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Interest and Finance Costs [Abstract]
Interest on debt (Note 10)	$ 4,644	$ 7,240	$ 10,068
Bank charges	964	297	16
Amortization and write-off of financing fees	1,815	1,437	2,234
Amortization of debt discount		371	3,965
Total	$ 7,443	$ 9,345	$ 16,283